Note 17 - Income Taxes - Income Tax Expense (Recovery) Incurred by Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Current income tax expense	$ 6,042	$ 6,572	$ 4,022
Deferred tax expense	2,191	1,297	3,640
Income tax expense	8,233	7,869	7,662
CANADA
Current income tax expense	3,037	1,243	447
Deferred tax expense	2,531	2,051	4,251
UNITED STATES
Current income tax expense	1,298	494	873
Deferred tax expense	67	1,876	1,272
Other Countries [Member]
Current income tax expense	1,707	4,835	2,702
Deferred tax expense	$ (407)	$ (2,630)	$ (1,883)